Additional Information-Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
Additional Information-Condensed Financial Statements [Abstract]
Additional Information-Condensed Financial Statements

28. ADDITIONAL INFORMATION—CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of Changyou.com Limited have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and long-term loans to subsidiaries are presented on the balance sheet as "Interests in subsidiaries and variable interest entities" and the profit of the subsidiaries is presented as "Share of profit of subsidiaries and variable interest entities" in the statement of comprehensive income.

For the VIEs, where the Company is the primary beneficiary, the amount of the Company's investment is included in the balance sheet as "Interests in subsidiaries and variable interest entities" and the profit or loss of the VIEs is included in "Share of profit of subsidiaries and variable interest entities" in the statement of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Financial information of Changyou.com Limited

Condensed Balance Sheets

(In thousands, except par value)

	As of December 31,
	2010 (As restated)	2011
	US$	US$
Assets
Current assets:
Cash and bank deposits	24,614	9,663
Prepaid and other current assets	64	52
Due from Sohu	30	—

Total current assets	24,708	9,715
Interests in subsidiaries and variable interest entities	403,315	505,628

Total assets	428,023	515,343

Liabilities and shareholders' equity
Accrued liabilities	517	482

Total liabilities	517	482

Shareholders' equity
Class A ordinary shares par value $0.01, 200,000 authorized; 19,428 and 20,733 issued and outstanding as of December 31, 2010 and 2011, respectively	194	207
Class B ordinary shares par value $0.01, 97,740 authorized; 84,650 and 84,290 issued and outstanding as of December 31, 2010 and 2011, respectively	847	843
Additional paid-in capital	83,609	78,128
Statutory reserves	5,748	9,351
Retained earnings	324,227	391,584
Accumulated other comprehensive income	12,881	34,748

Total shareholders' equity	427,506	514,861

Total liabilities and shareholders' equity	428,023	515,343

Financial information of Changyou.com Limited

Condensed Statements of Comprehensive Income

(In thousands)

	For the year ended December 31,
	2009 (As restated)	2010 (As restated)	2011
	US$	US$	US$
Operating expenses:
General and administrative	1,788	2,039	1,969

Total operating expenses	1,788	2,039	1,969

Operating loss	(1,788)	(2,039)	(1,969)
Share of profit of subsidiaries and variable interest entities	164,110	196,683	247,399
Interest (expense) income	(104)	39	26

Income before income tax expense	162,218	194,683	245,456

Net income	162,218	194,683	245,456
Other comprehensive income: Foreign currency translation adjustment	151	10,291	21,867

Comprehensive income	162,369	204,974	267,323

Condensed Statement of Cash Flows

(In thousands)

	For the year ended December 31,
	2009 (As restated)	2010 (As restated)	2011
	US$	US$	US$
Net cash used in operating activities	(1,494)	(1,861)	(1,937)
Cash flows from investing activities:
Dividend received from subsidiaries*	87,800	—	—
Other cash paid relating to investing activities	—	(9,940)	(13,014)

Net cash provided by (used in) investing activities	87,800	(9,940)	(13,014)
Cash flows from financing activities:
Repayment of short-term loan from Sohu	(8,450)	—	—
Issuance of ordinary shares	55,845	—	—
Dividend paid to Sohu	(96,800)	—	—
Other proceeds relating to financing activities	1,087	—	—
Other cash payments relating to financing activities	(1,574)	—	—

Net cash used in financing activities	(49,892)	—	—

Net increase (decrease) in cash and cash equivalents	36,414	(11,801)	(14,951)

Cash and cash equivalents at beginning of year	1	36,415	24,614

Cash and cash equivalents at end of year	36,415	24,614	9,663

*	Cash dividend received from Changyou HK.